MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.3 Schedule 1

Loan ID	Redaction ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	374300	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	385876	XXXX	D	A	D	A	A	A	A	A	Closed	FCOM1351	2024-09-06 08:09	2024-09-27 13:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Guaranty Agreement Missing	Resolved-The Guaranty Agreement Doc is Present or Not Applicable. - Guarantee signed as an individual provided. - Due Diligence Vendor-09/27/2024

Ready for Review-Document Uploaded.  - Seller-09/26/2024

Counter-Pending receipt - Due Diligence Vendor-09/18/2024

Ready for Review-working on providing an updated  original signature. thank you . - Seller-09/17/2024

Counter-Guaranty is signed by managing member.  Individual Guarantee is required. - Due Diligence Vendor-09/12/2024

Ready for Review-Document Uploaded.  - Seller-09/10/2024

																						Open-The Subject Loan is a Business Purpose Loan but the Guaranty Agreement Doc is 'Partial'. Guaranty Agreement is not signed as an individual. - Due Diligence Vendor-09/06/2024	Ready for Review-Document Uploaded. - Seller-09/26/2024 Ready for Review-working on providing an updated original signature. thank you . - Seller-09/17/2024 Ready for Review-Document Uploaded. - Seller-09/10/2024	Resolved-The Guaranty Agreement Doc is Present or Not Applicable. - Guarantee signed as an individual provided. - Due Diligence Vendor-09/27/2024	Qualifying FICO score is at least 20 points above minimum for program - Score is 779 and minimum allowed is 700. On time mortgage history exceeds guideline requirement - On time mortgage history exceeds guideline requirement. >than 24 months 0x30		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	2320232
XXXX	385876	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1241	2024-09-06 08:28	2024-09-12 18:33	Resolved	1 - Information	D	A	Credit	Missing Doc	Purchase Contract is Missing	Resolved-Purchase contract provided. - Due Diligence Vendor-09/12/2024 Ready for Review-Document Uploaded. - Seller-09/10/2024 Open-Loan Purpose is Purchase but Purchase Contract is Missing. - Due Diligence Vendor-09/06/2024	Ready for Review-Document Uploaded. - Seller-09/10/2024	Resolved-Purchase contract provided. - Due Diligence Vendor-09/12/2024	Qualifying FICO score is at least 20 points above minimum for program - Score is 779 and minimum allowed is 700. On time mortgage history exceeds guideline requirement - On time mortgage history exceeds guideline requirement. >than 24 months 0x30		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	2320323
XXXX	416864	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	426311	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	446385	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	459734	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	460700	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	466323	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	467848	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	474727	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	475769	XXXX	D	A	A	A	A	A	D	A	Closed	FPRO1253	2024-12-23 20:29	2024-12-26 15:53	Resolved	1 - Information	D	A	Property	Missing Doc	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Received Desk Review supporting the appraised value provided. - Due Diligence Vendor-12/26/2024 Ready for Review-Document Uploaded. Hi The loan is a noni and loan amount is under XXXX so no second appraisal is required. We have attached cda in file. :) - Seller-12/24/2024 Open-Additional valuation product has not been provided. Eligible additional valuation product has not been provided. CU and LCA provided do not have scores. - Due Diligence Vendor-12/24/2024	Ready for Review-Document Uploaded. Hi The loan is a noni and loan amount is under XXXX so no second appraisal is required. We have attached cda in file. :) - Seller-12/24/2024	Resolved-Received Desk Review supporting the appraised value provided. - Due Diligence Vendor-12/26/2024	LTV is less than guideline maximum - Qualifying LTV 50.91 is lower than guideline max 70. Months Reserves exceed minimum required - Guides require 6 months reserves and the borrower has 44 months.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	3072996
XXXX	478560	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	479596	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	480615	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	487852	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	489629	XXXX	C	B	C	B	A	A	B	B	Closed	FPRO0012	2025-01-07 13:43	2025-03-19 09:46	Waived	2 - Non-Material	B	B	Property	Property	FEMA disaster declared PUBLIC ONLY	Waived-Originator Waiver applied with comp factors. - Due Diligence Vendor-01/08/2025 Open-FEMA Disaster XXXX (DR-XXXX) Incident Period: XXXX – XXXX. Major Disaster Declaration XXXX; PUBLIC - Due Diligence Vendor-01/07/2025		Waived-Originator Waiver applied with comp factors. - Due Diligence Vendor-01/08/2025	LTV is less than guideline maximum - 11% vs. 75% max available DSCR % greater than 1.20 - 1.8 Qualifying FICO score is at least 20 points above minimum for program - 702 vs. 660 at 65% LTV	702 Fico, 660 required. 23 months reserves, 6 months required.		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	3156239
XXXX	489629	XXXX	C	B	C	B	A	A	B	B	Closed	FPRO9999	2025-01-08 11:34	2025-03-19 09:35	Waived	2 - Non-Material	C	B	Credit	Eligibility	Condo project has pending litigation	Waived-Originator provided an exception for litigation, waiver applied with comp factors. - Due Diligence Vendor-03/19/2025
Ready for Review-Document Uploaded.  - Seller-01/13/2025
Counter-Case was dismissed without prejudice in 2022, exception approval is required.  Property grade is a B due to XXXX.  Property grade will remain a B with an exception approval.  - Due Diligence Vendor-01/13/2025
Ready for Review-If the case has been dismissed, there is no longer open litigation to issue an exception for.
if we provide the exception will we still get a grade A ? - Seller-01/10/2025
Counter-Received a dismissal for Administrative Purposes.  Please provide a client approved exception in order for us to clear a litigation finding. - Due Diligence Vendor-01/09/2025
Ready for Review-Document Uploaded.  - Seller-01/08/2025
																						Open-Pending condo litigation-missing attorney letter indicating the litigation is being handled by insurance carrier and that the liability and costs of defense will be covered by the insurance. - Due Diligence Vendor-01/08/2025	Ready for Review-Document Uploaded. - Seller-01/13/2025 Ready for Review-If the case has been dismissed, there is no longer open litigation to issue an exception for. if we provide the exception will we still get a grade A ? - Seller-01/10/2025 Ready for Review-Document Uploaded. - Seller-01/08/2025	Waived-Originator provided an exception for litigation, waiver applied with comp factors. - Due Diligence Vendor-03/19/2025	LTV is less than guideline maximum - 11% vs. 75% max available DSCR % greater than 1.20 - 1.8 Qualifying FICO score is at least 20 points above minimum for program - 702 vs. 660 at 65% LTV	702 FICO > 660 minimum required. 10.56% LTV < 75% maximum allowed. DSCR is 1.833	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	3163654
XXXX	492717	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE9994	2025-01-16 13:18	2025-03-11 16:59	Waived	2 - Non-Material	C	B	Credit	Eligibility	Original LTV (OLTV) does not meet eligibility requirement(s)	Waived-Originator waiver applied to non-material finding with compensating factors.
 - Due Diligence Vendor-03/11/2025
Counter-Please provide a lender approved exception. - Due Diligence Vendor-01/21/2025
Ready for Review-The requirement is not an exception to guidelines. File was reviewed by management and loan was approved to move forward. There is no formal document to record management approval, Please clear condition.  - Seller-01/17/2025
Open-For all XXXX refinances (rate/term and cash out) for a property purchased < 12 months ago:
• use acquisition cost plus documented improvements.
• Any transaction that provides cash out in excess of the actual borrower outlay will require Management approval.

this guideline is specific for investment properties - the OO properties have the 20% guideline referenced in the HMC notes.
																						Documented improvements p. 307 - Due Diligence Vendor-01/16/2025	Ready for Review-The requirement is not an exception to guidelines. File was reviewed by management and loan was approved to move forward. There is no formal document to record management approval, Please clear condition. - Seller-01/17/2025	Waived-Originator waiver applied to non-material finding with compensating factors. - Due Diligence Vendor-03/11/2025	Months Reserves exceed minimum required - 93 mths reserves; 3 mths required. DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR 1.17	DSCR 1.17 93 mths reserves; 3 mths required.	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	3223049
XXXX	496118	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	497828	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1456	2025-01-21 13:23	2025-01-29 16:50	Resolved	1 - Information	C	A	Credit	Assets	Asset 2 Less Than 2 Months Verified	Resolved-Upon further review, XXXX program requires 10 days seasoning. - Due Diligence Vendor-01/29/2025
Ready for Review-Per guidelines page 125: Funds to close must be sourced and seasoned for 10 days. Please clear condition. - Seller-01/28/2025
Counter-Funds to close must be sourced and seasoned for 60 days per guidelines. - Due Diligence Vendor-01/24/2025
Ready for Review-Asset 2 used for funds to close, only need to seasoned 10 days for XXXX loans. Please clear condition. - Seller-01/23/2025
																						Open-Asset 2 Less Than 2 Months Verified 60 days of asset verification required for account ending in #XXXX (required on Foreign National loans) - Due Diligence Vendor-01/22/2025	Ready for Review-Per guidelines page 125: Funds to close must be sourced and seasoned for 10 days. Please clear condition. - Seller-01/28/2025 Ready for Review-Asset 2 used for funds to close, only need to seasoned 10 days for XXXX loans. Please clear condition. - Seller-01/23/2025	Resolved-Upon further review, InvestorX program requires 10 days seasoning. - Due Diligence Vendor-01/29/2025	Months Reserves exceed minimum required - 526 mos rsrvs; 0 required LTV is less than guideline maximum - LTV 65% LTV. Allowed 75%			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	3246515
XXXX	497828	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE6019	2025-01-15 11:49	2025-01-24 15:25	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Borrower Citizenship Documentation Provided or Not Required - Due Diligence Vendor-01/24/2025 Ready for Review-Document Uploaded. Passport and Visa has been uploaded, please clear condition. - Seller-01/23/2025 Open-Borrower Citizenship Documentation Is Missing - Due Diligence Vendor-01/15/2025	Ready for Review-Document Uploaded. Passport and Visa has been uploaded, please clear condition. - Seller-01/23/2025	Resolved-Borrower Citizenship Documentation Provided or Not Required - Due Diligence Vendor-01/24/2025	Months Reserves exceed minimum required - 526 mos rsrvs; 0 required LTV is less than guideline maximum - LTV 65% LTV. Allowed 75%		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	3210902
XXXX	500983	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA